Available for Sale Securities - Schedule of Investments Gross Unrealized Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012 Security
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, # of Securities	120	18
Less than 12 Months, Fair Value	$ 287,837	$ 48,029
Less than 12 Months, Unrealized losses	9,605	414
12 Months or more, # of Securities	21	16
12 Months or more, Fair Value	70,886	59,258
12 Months or more, Unrealized losses	8,924	9,401
Total, # of Securities	141	34
Total, Fair Value	358,723	107,287
Total, Unrealized losses	18,529	9,815
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or more, # of Securities	8	9
12 Months or more, Fair Value	37,016	36,179
12 Months or more, Unrealized losses	6,908	8,234
Total, # of Securities	8	9
Total, Fair Value	37,016	36,179
Total, Unrealized losses	6,908	8,234
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, # of Securities	44	5
Less than 12 Months, Fair Value	37,243	4,179
Less than 12 Months, Unrealized losses	3,129	58
12 Months or more, # of Securities	6	2
12 Months or more, Fair Value	5,518	3,059
12 Months or more, Unrealized losses	1,020	186
Total, # of Securities	50	7
Total, Fair Value	42,761	7,238
Total, Unrealized losses	4,149	244
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, # of Securities	6	5
Less than 12 Months, Fair Value	20,869	15,604
Less than 12 Months, Unrealized losses	109	110
12 Months or more, # of Securities	3	5
12 Months or more, Fair Value	11,474	20,020
12 Months or more, Unrealized losses	252	981
Total, # of Securities	9	10
Total, Fair Value	32,343	35,624
Total, Unrealized losses	361	1,091
U.S. Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, # of Securities	69	8
Less than 12 Months, Fair Value	229,223	28,246
Less than 12 Months, Unrealized losses	6,363	246
12 Months or more, # of Securities	4
12 Months or more, Fair Value	16,878
12 Months or more, Unrealized losses	744
Total, # of Securities	73	8
Total, Fair Value	246,101	28,246
Total, Unrealized losses	7,107	246
Private Label [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, # of Securities	1
Less than 12 Months, Fair Value	502
Less than 12 Months, Unrealized losses	4
Total, # of Securities	1
Total, Fair Value	502
Total, Unrealized losses	4
Subtotal Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, # of Securities	70
Less than 12 Months, Fair Value	229,725
Less than 12 Months, Unrealized losses	6,367
12 Months or more, # of Securities	4
12 Months or more, Fair Value	16,878
12 Months or more, Unrealized losses	744
Total, # of Securities	74
Total, Fair Value	246,603
Total, Unrealized losses	$ 7,111